Investments and Advances to Equity Method Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments and Advances to Equity Method Investments [Abstract]
Schedule of Investments and Advances to Equity Method Investments	Investments and advances to equity method investments as of September 30, 2024, and December 31, 2023, consisted of the following:
	As of
	September 30, 2024	December 31, 2023
FCG	$30,793	$30,930
PDP	26,040	22,870
Karnival	7,082	6,843
	$63,915	$60,643
Investments and advances to equity method investments as of December 31, 2023 and 2022 consisted of the following:
	As of December 31,
	2023	2022
FCG	$30,930	$—
PDP	22,870	23,688
Sierra Parima	—	41,735
Karnival	6,843	6,556
	$60,643	$71,979

Schedule of Share of Gain or (Loss) from Equity Method Investments	The Company’s Share of gain or (loss) from equity method investments for the three and nine months ended September 30, 2024, and 2023 comprised of:
	For the three months ended September 30		For the nine months ended September 30
	2024	2023	2024	2023
FCG(1)	$(1,658)	$(1,598)	$(137)	$(1,598)
PDP	1,619	1,527	2,810	1,902
Sierra Parima	—	(1,616)	—	(4,254)
Karnival	77	132	239	260
	$38	$(1,555)	$2,912	$(3,690)

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of net income (loss), less 9% preferred return to QIC and amortization of the basis difference of deconsolidation of FCG. For the three months ended September 30, 2024, the Company recognized $(1.7) million of net loss from FCG, which equals the $(0.1) million total net loss from FCG less adjustments of $(1.6) million comprised of $(0.7) million in accretion of preference dividend, less than $(0.1) million in accretion of fees, and $(0.8) million in amortization of basis difference. For the nine months ended September 30, 2024, the Company recognized less than $(0.1) million net loss from FCG, which equals the $4.2 million total net income from FCG less adjustments of $(4.3) million comprised of $(1.8) million in accretion of preference dividend and fees, and $(2.5) million in amortization of basis difference. The Company will continue to recognize 100% of the gains or (losses) from its equity method investment in FCG based on the terms of the LLCA until the split in equity accounts becomes 25% related to QIC and 75% to the Company.

The Company’s share of gain or (loss) from equity method investments for the years ended December 31, 2023, and 2022 comprised of:
	Year ended December 31,
	2023	2022
FCG(1)	$(8,145)	$—
PDP	(1,522)	3,229
Sierra Parima	(43,073)	(1,719)
Karnival	288	3
	$(52,452)	$1,513

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the losses related to its equity method investment in FCG based on the terms of the LLCA.

Schedule of Balance Sheet Information for the Company’s Equity Method Investments	The following tables provide summarized balance sheet information for the Company’s equity method investments:
	As of September 30, 2024
	FCG	PDP	Karnival
Current assets	$28,446	$17,414	$16,598
Non-current assets	28,993	85,937	2,424
Current liabilities	11,924	19,151	17,956
Non-current liabilities	6,213	32,121	—
	As of December 31, 2023
	FCG	PDP	Sierra Parima	Karnival
Current assets	$12,575	$8,283	$2,697	$16,030
Non-current assets	19,730	87,280	18,714	1,805
Current liabilities	7,375	14,048	62,070	(17,250)
Non-current liabilities	1,801	35,777	9,973	—
The following tables provide summarized Balance Sheet information for the Company’s equity method investments:
	As of December 31, 2023
	FCG	PDP	Sierra Parima	Karnival
Current assets	$12,575	$8,283	$2,697	$16,030
Non-current assets	19,730	87,280	18,714	1,805
Current liabilities	7,375	14,048	62,070	(17,250)
Non-current liabilities	1,801	35,777	9,973	—
	As of December 31, 2022
	PDP	Sierra Parima	Karnival
Current assets	$9,216	$5,741	$13,102
Non-current assets	93,657	58,631	—
Current liabilities	14,108	47,877	13,095
Non-current liabilities	41,389	9,155	—

Schedule of Related Party Balances of FCG, Sierra Parima and PDP	The following tables provide summarized related party balances of FCG, Sierra Parima and PDP:
	As of September 30, 2024
	FCG	PDP
Assets	$5,297	$2,568
Liabilities	51	2,560
	As of December 31, 2023
	PDP	FCG	Sierra Parima
Assets	$2,288	$7,503	$2,230
Liabilities	1,685	3,384	57,438
The following tables provide summarized related party balances of Sierra Parima and PDP:
	As of December 31, 2023
	PDP	Sierra Parima(1)
Assets	$2,288	$2,230
Liabilities	1,685	57,438
	As of December 31, 2022
	PDP	Sierra Parima(1)
Assets	$2,050	$2,690
Liabilities	1,803	43,575

(1)      Sierra Parima accounts for advances from the Company as liabilities. The Company accounts for advances to Sierra Parima as investments and classified within advances to equity method investments

Schedule of Statements of Operations for the Company’s Equity Method Investments	The following tables provide summarized statements of operations for the Company’s equity method investments:
	For the three months ended September 30
	2024		2023
	FCG	PDP	FCG(1)	PDP	Sierra Parima
Total revenues	$13,155	$17,837	$3,270	$15,830	$792
Income (loss) from operations	89	5,710	(1,045)	4,648	(2,808)
Net income (loss)	(111)	3,240	(1,044)	3,055	(2,825)
	For the nine months ended September 30
	2024		2023
	FCG	PDP	FCG(1)	PDP	Sierra Parima
Total revenues	$43,801	$36,588	$3,270	$32,600	$2,017
Income (loss) from operations	3,933	8,635	(1,045)	5,986	(8,031)
Net income (loss)	4,173	5,508	(1,044)	3,805	(8,098)

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

The following tables provides summarized statements of operations for the Company’s equity method investments:
	Year ended December 31, 2023
	FCG(1)	PDP	Sierra Parima
Total revenues	$8,033	$41,259	$2,639
Impairment of fixed assets	—	(5,427)	(46,743)
Income (loss) from operations	(6,153)	153	(57,626)
Net loss	(6,034)	(3,044)	(57,970)

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

	Year ended December 31, 2022
	PDP	Sierra Parima
Total revenues	$33,962	$226
Income (loss) from operations	2,540	(3,403)
Net income (loss)	6,457	(3,438)

Schedule of Related Party Activity	The following table provides FCG, PDP and Sierra Parima’s summarized related party activity for the three months ended September 30, 2024, and 2023:
	For the three months ended September 30
	2024		2023
	FCG	PDP	FCG	PDP	Sierra Parima
Total revenues	$13,001	$52	$2,675	$247	$461
Total expenses	3,237	2,082	1,602	1,656	877
The following table provides FCG, PDP and Sierra Parima’s summarized related party activity for the nine months ended September 30, 2024, and 2023:
	For the nine months ended September 30
	2024		2023
	FCG	PDP	FCG	PDP	Sierra Parima
Total revenues	$43,300	$85	$2,675	$260	$1,551
Total expenses	$5,068	4,107	1,602	3,438	4,733
The following tables provides Sierra Parima and PDP’s summarized related party activity:
	Year ended December 31, 2023
	PDP	Sierra Parima
Total revenues	$168	$1,406
Total expenses	4,720	1,418
	Year ended December 31, 2022
	PDP	Sierra Parima
Total revenues	$889	$23
Total expenses	3,980	4,167